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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [ ]; Amendment Number: ______

This Amendment (Check only one.): [ ]  is a restatement.
                                  [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Quantitative Advantage LLC
Address: 10225 Yellow Circle Drive
         Minnetonka, MN 55343

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:. John W. Wing
Title: President
Phone: (952) 942-3206

Signature, Place, and Date of Signing:

     /s/ John W. Wing       Minnetonka, Minnesota        August 11, 2006
 ------------------------  ------------------------  ------------------------
       [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             None

Form 13F Information Table Entry Total:          12

Form 13F Information Table Value Total:    $175,518
                                        (thousands)


List of Other Included Managers:

None.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report

None.

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
                                                                                            Voting Authority
                                                                                           ------------------
NAME OF ISSUER     TITLE OF CLASS   CUSIP   Value (X$1000) SH/PSN AMT Inv. Disc. Other Mgr Sole Shared  None
--------------     -------------- --------- -------------- ---------- ---------- --------- ---- ------ ------
ISHARES TR 1-3 YR
  TR INDX              COMMON     464287457      9112        114348      Sole                          114348
ISHARES TR
  COHN&ST RLTY
  MJ                   COMMON     464287564     13053        155728      Sole                          155728
ISHARES TR DJ US
  BASIC MAT            COMMON     464287838     12334        220599      Sole                          220599
ISHARES TR DJ US
  ENERGY               COMMON     464287796     13538        140535      Sole                          140535
ISHARES TR DJ US
  INDL                 COMMON     464287754     12367        199141      Sole                          199141
ISHARES TR DJ US
  TELECOMM             COMMON     464287713     12063        470275      Sole                          470275
ISHARES TR
  LEHMAN AGG
  BND                  COMMON     464287226      8997         92337      Sole                           92337
ISHARES TR MSCI
  EMERGING M           COMMON     464287234      9987        106358      Sole                          106358
ISHARES TR S&P 500
  INDX FD              COMMON     464287200      3286         25760      Sole                           25760
ISHARES TR S&P
  EURO PLUS            COMMON     464287861      9947        108893      Sole                          108893
ISHARES TR S&P
  LAT AMER 40          COMMON     464287390      9824         71857      Sole                           71857
ISHARES TR
  S&P500/BARR VAL      COMMON     464287408     61011        887943      Sole                          887943

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